Annual Total Returns [BarChart] - iShares iBoxx $ High Yield Corporate Bond ETF - iShares iBoxx $ High Yield Corporate Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	5.89%
Annual Return 2012	13.83%
Annual Return 2013	5.90%
Annual Return 2014	2.00%
Annual Return 2015	(5.55%)
Annual Return 2016	13.92%
Annual Return 2017	6.09%
Annual Return 2018	(1.93%)
Annual Return 2019	14.23%
Annual Return 2020	4.12%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was 0.63%.